Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net income (loss)	$ (6,389,076)	$ 3,586,692	$ 1,278,359
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	185,484	25,926	19,004
Income from long-term investment	(143,849)
Allowance for doubtful accounts	451,127
Amortization of operating lease right-of-use assets	880,551	156,543
Inventory reserve	329,639	24,172
Deferred income taxes	(263,249)	(6,044)
Share-based compensation	971,200
Changes in operating assets and liabilities:
Accounts receivables
Accounts receivables	(4,688,990)	(289,767)
Accounts receivable - related Parties	217,500	(646,285)
Inventories	(4,983,104)	(4,518,720)	(26,295)
Advance to suppliers	(3,335,276)	(1,861,778)	(44,747)
Advance to suppliers - related parties	590,738	7,583,425	(4,136,542)
Prepaid expenses and other current assets	(1,375,344)	218,550	(15,894)
Accounts payables	(776,146)	2,445,100	1,244,593
Accounts payables - related parties	2,234,057
Trade notes payable	(588,215)	550,221
Deferred revenue	401,233	(396,109)	614,316
Operating lease liabilities	(868,766)	(143,339)
Taxes payable	(982,105)	830,726	(201,521)
Accrued expenses and other liabilities	98,632	(669,939)	412,395
Net cash provided by (used in) operating activities	(18,033,959)	6,889,374	(856,332)
Cash flows from investing activities:
Long-term investment	(4,650,150)
Advance for purchase of fixed assets	(951,874)	(115,414)
Purchase of intangible assets	(426,370)		(39,951)
Purchase of equipment	(609,014)	(1,332)	(6,184)
Net cash used in investing activities	(6,637,408)	(116,746)	(46,135)
Cash flows from financing activities:
Issuance of Ordinary Shares		10,000,000
Deferred offering costs		(379,961)
Net proceeds from the Initial Public Offering	25,685,364
Proceeds from short-term loans	2,635,085
Capital injection			2,273,470
Dividend paid			(1,551,081)
Repayment of related party loans	(1,108,311)	1,174,546	(85,687)
Net cash provided by financing activities	27,212,138	10,794,585	636,702
Effect of exchange rate changes on cash and restricted cash	464,900	665,331	49,507
Net increase in cash and restricted cash	3,005,672	18,232,544	(216,258)
Cash and restricted cash, beginning of year	18,244,055	11,511	227,769
Cash and restricted cash, end of year	21,249,727	18,244,055	11,511
Supplemental disclosure information:
Cash paid for income tax	988,445	839,325	573,448
Cash paid for interest	92,257
Supplemental non-cash activities:
Cash paid in prior year for purchase of fixed assets	123,384
Right of use assets obtained in exchange for operating lease obligations	$ 2,370,655	$ 3,480,231